Contingencies and Certain Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Certain Commitments
Contingencies and Certain Commitments

We and certain of our subsidiaries are subject to numerous contingencies arising in the ordinary course of business, including tax and legal contingencies. For a discussion of our tax contingencies, see Note 5D. For a discussion of our legal contingencies, see below.

A. Legal Proceedings

Our legal contingencies include, but are not limited to, the following:

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Patent litigation, which typically involves challenges to the coverage and/or validity of patents on various products, processes or dosage forms. We are the plaintiff in the majority of these actions. An adverse outcome in actions in which we are the plaintiff could result in loss of patent protection for a drug, a significant loss of revenues from that drug or impairment of the value of associated assets.

•
Product liability and other product-related litigation, which can include personal injury, consumer, off-label promotion, securities, antitrust and breach of contract claims, among others, often involves highly complex issues relating to medical causation, label warnings and reliance on those warnings, scientific evidence and findings, actual, provable injury and other matters.

•	Commercial and other matters, which can include merger-related and product-pricing claims and environmental claims and proceedings, can involve complexities that will vary from matter to matter.

•	Government investigations, which often are related to the extensive regulation of pharmaceutical companies by national, state and local government agencies in the U.S. and in other jurisdictions.

Certain of these contingencies could result in losses, including damages, fines and/or civil penalties, which could be substantial, and/or criminal charges.

We believe that our claims and defenses in matters in which we are a defendant are substantial, but litigation is inherently unpredictable and excessive verdicts do occur. We do not believe that any of these matters will have a material adverse effect on our financial position. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations in the period in which the amounts are accrued and/or our cash flows in the period in which the amounts are paid.

We have accrued for losses that are both probable and reasonably estimable. Substantially all of our contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss in excess of amounts accrued. Our assessments are based on estimates and assumptions that have been deemed reasonable by management, but the assessment process relies heavily on estimates and assumptions that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions.

Amounts recorded for legal and environmental contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions.

The principal pending matters to which we are a party are discussed below. In determining whether a pending matter is a principal matter, we consider both quantitative and qualitative factors in order to assess materiality, such as, among other things, the amount of damages and the nature of any other relief sought in the proceeding, if such damages and other relief are specified; our view of the merits of the claims and of the strength of our defenses; whether the action purports to be, or is, a class action and, if not certified, our view of the likelihood that a class will be certified by the court; the jurisdiction in which the proceeding is pending; whether related actions have been transferred to multidistrict litigation; any experience that we or, to our knowledge, other companies have had in similar proceedings; whether disclosure of the action would be important to a reader of our financial statements, including whether disclosure might change a reader’s judgment about our financial statements in light of all of the information that is available to the reader; the potential impact of the proceeding on our reputation; and the extent of public interest in the matter. In addition, with respect to patent matters in which we are the plaintiff, we consider, among other things, the financial significance of the product protected by the patent(s) at issue. As a result of considering qualitative factors in our determination of principal matters, there are some matters discussed below with respect to which management believes that the likelihood of possible loss in excess of amounts accrued is remote.

A1. Legal Proceedings––Patent Litigation

Like other pharmaceutical companies, we are involved in numerous suits relating to our patents, including but not limited to, those discussed below. Most of the suits involve claims by generic drug manufacturers that patents covering our products, processes or dosage forms are invalid and/or do not cover the product of the generic drug manufacturer. Also, counterclaims, as well as various independent actions, have been filed alleging that our assertions of, or attempts to enforce, patent rights with respect to certain products constitute unfair competition and/or violations of antitrust laws. In addition to the challenges to the U.S. patents on a number of our products that are discussed below, patent rights to certain of our products are being challenged in various other jurisdictions. We are also party to patent damages suits in various jurisdictions pursuant to which generic drug manufacturers, payers, governments or other parties are seeking damages from us for allegedly causing delay of generic entry. Additionally, our licensing and collaboration partners face challenges by generic drug manufacturers to patents covering products for which we have licenses or co-promotion rights. We also are often involved in other proceedings, such as inter partes review, post-grant review, re-examination or opposition proceedings, before the U.S. Patent and Trademark Office, the European Patent Office, or other foreign counterparts relating to our intellectual property or the intellectual property rights of others. Also, if one of our patents is found to be invalid by such proceedings, generic or competitive products could be introduced into the market resulting in the erosion of sales of our existing products. For example, several of the patents in our pneumococcal vaccine portfolio were challenged in inter partes review and post-grant review proceedings in the United States. In June 2018, the Patent Trial and Appeal Board ruled on one patent, holding that one claim was valid and that all other claims were invalid. The party challenging that patent has appealed the decision. Challenges to other patents remain pending before the U.S. Patent and Trademark Office. The invalidation of these patents could potentially allow a competitor pneumococcal vaccine into the marketplace. We are also subject to patent litigation pursuant to which one or more third parties seeks damages and/or injunctive relief to compensate for alleged infringement of its patents by our commercial or other activities. For example, our Hospira subsidiaries are involved in patent and patent-related disputes over their attempts to bring generic pharmaceutical and biosimilar products to market. If one of our marketed products is found to infringe valid patent rights of a third party, such third party may be awarded significant damages, or we may be prevented from further sales of that product. Such damages may be enhanced as much as three-fold in the event that we or one of our subsidiaries, like Hospira, is found to have willfully infringed valid patent rights of a third party.

Actions In Which We Are The Plaintiff
Bosulif (bosutinib)
In December 2016, Wyeth LLC, Wyeth Pharmaceuticals Inc., and PF Prism C.V. (collectively, Wyeth) brought a patent-infringement action against Alembic Pharmaceuticals, Ltd, Alembic Pharmaceuticals, Inc. (collectively, Alembic), Sun Pharmaceutical Industries, Inc., and Sun Pharmaceutical Industries Limited (collectively, Sun), in the U.S. District Court for the District of Delaware in connection with abbreviated new drug applications respectively filed with the FDA by Alembic and Sun, each seeking approval to market generic versions of bosutinib. Alembic is challenging patents, which expire in 2026, covering polymorphic forms of bosutinib and methods of treating chronic myelogenous leukemia. Sun is challenging the patent covering polymorphic forms of bosutinib that expires in 2026. In March 2017, Wyeth brought a patent-infringement action against MSN Laboratories Private Limited and MSN Pharmaceuticals, Inc. (collectively, MSN), in the U.S. District Court for the District of Delaware in connection with an abbreviated new drug application filed with the FDA by MSN, seeking approval to market a generic version of bosutinib, and challenging a patent expiring in 2026 covering polymorphic forms of bosutinib. In September 2017, the case against MSN was dismissed. Also, in September 2017, Wyeth brought an additional patent-infringement action against Sun in the U.S. District Court for the District of Delaware asserting the infringement and validity of two other patents challenged by Sun, which expire in 2025 and 2026, respectively, covering compositions of bosutinib and methods of treating chronic myelogenous leukemia.
EpiPen
In July 2010, King, which we acquired in 2011 and is a wholly-owned subsidiary, brought a patent-infringement action against Sandoz in the U.S. District Court for the District of New Jersey in connection with Sandoz’s abbreviated new drug application filed with the FDA seeking approval to market an epinephrine injectable product. Sandoz is challenging patents, which expire in 2025, covering the next-generation autoinjector for use with epinephrine that is sold under the EpiPen brand name.
Precedex Premix
In June 2014, Ben Venue Laboratories, Inc. (Ben Venue) notified our subsidiary, Hospira, that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that a patent relating to the use of Precedex in an intensive care unit setting, which expires in March 2019, was invalid or not infringed. In August 2014, Hospira and Orion Corporation (co-owner of the patent that is the subject of the lawsuit) filed suit against Ben Venue, Hikma Pharmaceuticals PLC (Hikma), and West-Ward Pharmaceutical Corp. in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patent. In October 2014, Eurohealth International Sarl was substituted for Ben Venue and Hikma. In June 2016, this case was settled on terms not material to Pfizer.
In June 2015, Amneal Pharmaceuticals LLC (Amneal) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that four patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In August 2015, Hospira filed suit against Amneal in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patents that are the subject of the lawsuit. In January 2018, the District Court ruled that one of the four patents was valid and infringed, and that the other three patents were invalid. In February and March 2018, respectively, each of Amneal and Hospira appealed the District Court decision to the U.S. Court of Appeals for the Federal Circuit.

In December 2015, Fresenius Kabi USA LLC (Fresenius) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that certain patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In January 2016, Hospira filed suit against Fresenius in the U.S. District Court for the Northern District of Illinois, asserting the validity and infringement of those patents. In December 2018, the District Court ruled that the asserted patents were invalid. Hospira has appealed the District Court’s decision to the U.S. Court of Appeals for the Federal Circuit.

In August 2016, Par Sterile Products, LLC (Par) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that four patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In September 2016, Hospira filed suit against Par in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patents that are the subject of the lawsuit. In December 2016, the case was stayed pending the outcome of Hospira’s suit against Amneal (including all appeals).

In December 2017, Gland Pharma Limited (Gland) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that six patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In February 2018, Hospira filed suit against Gland in the U.S. District Court for the District of Delaware asserting the validity and infringement of four patents that are the subject of the lawsuit.

In December 2017, Jiangsu Hengrui Medicine Co., Ltd. (Hengrui) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that six patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In February 2018, Hospira filed suit against Hengrui in the U.S. District Court for the District of Delaware asserting the validity and infringement of four patents that are the subject of the lawsuit.

In February 2018, Baxter Healthcare Corporation (Baxter) filed a declaratory judgment action against Hospira in the U.S. District Court for the District of Delaware seeking a declaration of non-infringement of four patents relating to the Precedex premix formulations and their use. One of the patents included in the action expires in 2019 and the other three patents expire in 2032. In March 2018, Hospira filed a counterclaim for infringement of the patent expiring in 2019. In November 2018, the case was dismissed by mutual agreement of the parties.
Xeljanz (tofacitinib)
In February 2017, we brought a patent-infringement action against MicroLabs USA Inc. and MicroLabs Ltd. (collectively, MicroLabs) in the U.S. District Court for the District of Delaware asserting the infringement and validity of three patents challenged by MicroLabs in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 5 mg tablets. In November 2018, we settled all of our claims against MicroLabs on terms not material to Pfizer.

Separately, also in February 2017, we brought a patent-infringement action against Sun Pharmaceutical Industries Ltd. in the U.S. District Court for the District of Delaware asserting the infringement and validity of our patent covering a polymorphic form of tofacitinib, expiring in 2023, that was challenged by Sun Pharmaceutical Industries Ltd. in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 11 mg extended release tablets. In November 2017, we brought an additional patent-infringement action against Sun Pharmaceutical Industries Ltd. in the U.S. District Court for the District of Delaware asserting the infringement and validity of another patent challenged by Sun Pharmaceutical Industries Ltd, which covers the active ingredient and expires in December 2025. In October 2018, we brought a third patent infringement action against Sun Pharmaceutical Industries Ltd. in the U.S. District Court for the District of Delaware asserting the infringement and validity of our patent covering the extended release formulation of tofacitinib, which expires in 2034.

In March 2017, we brought a patent-infringement action against Zydus Pharmaceuticals (USA) Inc. and Cadila Healthcare Ltd. (collectively, Zydus) in the U.S. District Court for the District of Delaware asserting the infringement and validity of three patents: the patent covering the active ingredient expiring in December 2025, the patent covering an entiomer of tofacitinib expiring in 2022, and the patent covering a polymorphic form of tofacitinib expiring in 2023, which Zydus challenged in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 5 mg tablets.

Also, in March 2017, we brought separate actions in the U.S. District Court for the District of Delaware against Prinston Pharmaceutical Inc., Zhejiang Huahai Pharmaceutical Co., Ltd., Huahai US Inc. and Solco Healthcare US, LLC (collectively, Prinston) and against Breckenridge Pharmaceutical Inc., Pensa Pharma S.A. and Laboratorios Del Dr. Esteve, S.A. (collectively, Breckenridge) on the two patents expiring in 2022 and 2023, respectively, that were challenged by Prinston and Breckenridge in their respective abbreviated new drug applications seeking approval to market generic versions of tofacitinib 5 mg tablets. In October 2017, we brought an additional patent-infringement action against Breckenridge in the U.S. District Court for the District of Delaware asserting the infringement and validity of four additional patents challenged by Breckenridge, three of which expire in December 2020 and one of which expires in December 2025. In March 2018, we brought another patent infringement action against Prinston in the U.S. District Court for the District of Delaware asserting the infringement and validity of an additional patent, which had been subsequently challenged by Prinston and which expires in December 2025. In May 2018, we settled all of our claims against Breckenridge on terms not material to Pfizer. In January 2019, we settled all of our claims against Prinston on terms not material to Pfizer.

In December 2018, we brought a separate patent infringement action against Teva Pharmaceuticals USA, Inc. (Teva) in the U.S. District Court for the District of Delaware asserting the infringement and validity of our patent covering extended release formulations of tofacitinib that was challenged by Teva in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 11 mg extended release tablets.
Inlyta (axitinib)
In April 2018, Apotex Inc. notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Inlyta. Apotex Inc. asserts the invalidity and non-infringement of the crystalline form patent for Inlyta that expires in 2030. In May 2018, we filed suit against Apotex Inc. in the U.S. District Court for the District of Delaware, asserting the validity and infringement of the crystalline form patent for Inlyta.
Kerydin (tavaborole)
In September 2018, several generic companies notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Kerydin. The generic companies assert the invalidity and non-infringement of methods of use and formulation patents for tavaborole that expire in 2026 and 2027, including pediatric exclusivity. In October 2018, Anacor, our wholly-owned subsidiary, filed infringement lawsuits against each of the generic filers in the U.S. District Court for the District of Delaware and the U.S. District Court for the District of West Virginia.

Matters Involving Our Collaboration/Licensing Partners

Toviaz (fesoterodine)––Inter-Partes Reviews
In January 2016, Mylan Pharmaceuticals and Mylan Laboratories (collectively, Mylan) filed petitions with the U.S. Patent and Trademark Office requesting inter partes reviews of five of the patents covering fesoterodine, the active ingredient in Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019 and a patent covering salts of fesoterodine that expires in 2022. The patents are owned by UCB Pharma GmbH, and we have an exclusive, worldwide license to market Toviaz from UCB Pharma GmbH. In July 2016, the Patent Trial and Appeal Board agreed to institute inter partes reviews of all five patents. Amerigen Pharmaceuticals Limited (Amerigen), Alembic Pharmaceuticals Limited and Torrent Pharmaceuticals Limited joined the inter partes reviews. In July 2017, the U.S. Patent and Trademark Office issued decisions upholding all five patents. In September 2017, Mylan and Amerigen appealed the U.S. Patent and Trademark Office decisions to the U.S. Court of Appeals for the Federal Circuit. In January 2018, Mylan withdrew its appeal. Amerigen’s appeal of the decision upholding the patent covering salts of fesoterodine that expires in 2022 was the only pending appeal. In January 2019, the U.S. Court of Appeals for the Federal Circuit affirmed the U.S. Patent and Trademark Office’s decision upholding the validity of the patent covering salts of fesoterodine that expires in 2022.

Xtandi (enzalutamide)
In December 2016, Medivation and Medivation Prostate Therapeutics, Inc. (collectively, the Medivation Group); Astellas Pharma Inc., Astellas US LLC and Astellas Pharma US, Inc. (collectively, Astellas); and The Regents of the University of California filed patent-infringement suits in the U.S. District Court for the District of Delaware against Actavis Laboratories FL, Inc. and Actavis LLC (collectively, Actavis); Zydus; and Apotex Inc. and Apotex Corp. (collectively, Apotex) in connection with those companies’ respective abbreviated new drug applications filed with the FDA for approval to market generic versions of enzalutamide. The generic manufacturers are challenging patents, which expire as early as 2026, covering enzalutamide and treatments for prostate cancer. In May 2017, the Medivation Group filed a patent-infringement suit against Roxane Laboratories Inc. (Roxane) in the same court in connection with Roxane’s abbreviated new drug application with the FDA for approval to market a generic version of enzalutamide. In June and July 2018, we settled all of our claims against Actavis and Apotex, respectively, on terms not material to Pfizer.

Eliquis
In February, March, and April 2017, twenty-five generic companies sent BMS Paragraph-IV certification letters informing BMS that they had filed abbreviated new drug applications seeking approval of generic versions of Eliquis, challenging the validity and infringement of one or more of the three patents listed in the Orange Book for Eliquis. The patents currently are set to expire in 2019, 2026, and 2031. Eliquis has been jointly developed and is being commercialized by BMS and Pfizer. In April 2017, BMS and Pfizer filed patent-infringement actions against all generic filers in the U.S. District Court for the District of Delaware and the U.S. District Court for the District of West Virginia, asserting that each of the generic companies’ proposed products would infringe each of the patent(s) that each generic filer challenged. Some generic filers challenged only the 2031 patent, some challenged both the 2031 and 2026 patent, and one generic company challenged all three patents. We and BMS have settled with certain of the generic companies on terms not material to Pfizer, and we and BMS may settle with other generic companies in the future.
Actions In Which We Are The Defendant
Inflectra (infliximab-dyyb)
In March 2015, Janssen and New York University, together, brought a patent-infringement action in the U.S. District Court for the District of Massachusetts against Hospira, Celltrion Healthcare Co. Ltd. and Celltrion Inc. alleging that infliximab-dyyb, to be marketed by Hospira in the U.S. under the brand name Inflectra, would infringe six patents relating to infliximab, its manufacture and use. Claims with respect to four of the patents were dismissed by the plaintiffs, leaving two patents at issue: the infliximab antibody patent and a patent relating to cell culture media. In January 2018, the antibody patent was declared invalid by the Court of Appeals for the Federal Circuit. In July 2018, the U.S. District Court for the District of Massachusetts granted defendants’ motion for summary judgment and ruled that the patent relating to cell culture media was not infringed. Janssen has appealed the District Court’s decision to the U.S. Court of Appeals for the Federal Circuit.
Bavencio (avelumab)
In July 2017, BMS, E.R. Squibb & Sons LLC, Ono Pharmaceutical Co. Ltd., and Tasuku Honjo brought a patent-infringement action in the U.S. District Court for the District of Delaware against Pfizer, Merck KGaA, and EMD Serono, Inc., alleging that Bavencio (avelumab) infringes one patent relating to methods for treating tumors with anti-PD-L1 antibodies, which expires in 2023. In February 2019, we settled this matter on terms not material to Pfizer.
A2. Legal Proceedings––Product Litigation

Like other pharmaceutical companies, we are defendants in numerous cases, including but not limited to those discussed below, related to our pharmaceutical and other products. Plaintiffs in these cases seek damages and other relief on various grounds for alleged personal injury and economic loss.
Asbestos
Between 1967 and 1982, Warner-Lambert owned American Optical Corporation (American Optical), which manufactured and sold respiratory protective devices and asbestos safety clothing. In connection with the sale of American Optical in 1982, Warner-Lambert agreed to indemnify the purchaser for certain liabilities, including certain asbestos-related and other claims. As of December 31, 2018, approximately 46,400 claims naming American Optical and numerous other defendants were pending in various federal and state courts seeking damages for alleged personal injury from exposure to asbestos and other allegedly hazardous materials. Warner-Lambert was acquired by Pfizer in 2000 and is a wholly-owned subsidiary of Pfizer. Warner-Lambert is actively engaged in the defense of, and will continue to explore various means of resolving, these claims.

Numerous lawsuits are pending against Pfizer in various federal and state courts seeking damages for alleged personal injury from exposure to products allegedly containing asbestos and other allegedly hazardous materials sold by Pfizer and certain of its previously owned subsidiaries.
There also are a small number of lawsuits pending in various federal and state courts seeking damages for alleged exposure to asbestos in facilities owned or formerly owned by Pfizer or its subsidiaries.

Effexor
Beginning in May 2011, actions, including purported class actions, were filed in various federal courts against Wyeth and, in certain of the actions, affiliates of Wyeth and certain other defendants relating to Effexor XR, which is the extended-release formulation of Effexor. The plaintiffs in each of the class actions seek to represent a class consisting of all persons in the U.S. and its territories who directly purchased, indirectly purchased or reimbursed patients for the purchase of Effexor XR or generic Effexor XR from any of the defendants from June 14, 2008 until the time the defendants’ allegedly unlawful conduct ceased. The plaintiffs in all of the actions allege delay in the launch of generic Effexor XR in the U.S. and its territories, in violation of federal antitrust laws and, in certain of the actions, the antitrust, consumer protection and various other laws of certain states, as the result of Wyeth fraudulently obtaining and improperly listing certain patents for Effexor XR in the Orange Book, enforcing certain patents for Effexor XR and entering into a litigation settlement agreement with a generic drug manufacturer with respect to Effexor XR. Each of the plaintiffs seeks treble damages (for itself in the individual actions or on behalf of the putative class in the purported class actions) for alleged price overcharges for Effexor XR or generic Effexor XR in the U.S. and its territories since June 14, 2008. All of these actions have been consolidated in the U.S. District Court for the District of New Jersey.
In October 2014, the District Court dismissed the direct purchaser plaintiffs’ claims based on the litigation settlement agreement, but declined to dismiss the other direct purchaser plaintiff claims. In January 2015, the District Court entered partial final judgments as to all settlement agreement claims, including those asserted by direct purchasers and end-payer plaintiffs, which plaintiffs appealed to the U.S. Court of Appeals for the Third Circuit. In August 2017, the U.S. Court of Appeals for the Third Circuit reversed the District Court’s decisions and remanded the claims to the District Court.
Lipitor

•	Antitrust Actions
Beginning in November 2011, purported class actions relating to Lipitor were filed in various federal courts against, among others, Pfizer, certain affiliates of Pfizer, and, in most of the actions, Ranbaxy, Inc. (Ranbaxy) and certain affiliates of Ranbaxy. The plaintiffs in these various actions seek to represent nationwide, multi-state or statewide classes consisting of persons or entities who directly purchased, indirectly purchased or reimbursed patients for the purchase of Lipitor (or, in certain of the actions, generic Lipitor) from any of the defendants from March 2010 until the cessation of the defendants’ allegedly unlawful conduct (the Class Period). The plaintiffs allege delay in the launch of generic Lipitor, in violation of federal antitrust laws and/or state antitrust, consumer protection and various other laws, resulting from (i) the 2008 agreement pursuant to which Pfizer and Ranbaxy settled certain patent litigation involving Lipitor, and Pfizer granted Ranbaxy a license to sell a generic version of Lipitor in various markets beginning on varying dates, and (ii) in certain of the actions, the procurement and/or enforcement of certain patents for Lipitor. Each of the actions seeks, among other things, treble damages on behalf of the putative class for alleged price overcharges for Lipitor (or, in certain of the actions, generic Lipitor) during the Class Period. In addition, individual actions have been filed against Pfizer, Ranbaxy and certain of their affiliates, among others, that assert claims and seek relief for the plaintiffs that are substantially similar to the claims asserted and the relief sought in the purported class actions described above. These various actions have been consolidated for pre-trial proceedings in a Multi-District Litigation (In re Lipitor Antitrust Litigation MDL-2332) in the U.S. District Court for the District of New Jersey.

In September 2013 and 2014, the District Court dismissed with prejudice the claims by direct purchasers. In October and November 2014, the District Court dismissed with prejudice the claims of all other Multi-District Litigation plaintiffs. All plaintiffs have appealed the District Court’s orders dismissing their claims with prejudice to the U.S. Court of Appeals for the Third Circuit. In addition, the direct purchaser class plaintiffs appealed the order denying their motion to amend the judgment and for leave to amend their complaint to the U.S. Court of Appeals for the Third Circuit. In August 2017, the U.S. Court of Appeals for the Third Circuit reversed the District Court’s decisions and remanded the claims to the District Court.

Also, in January 2013, the State of West Virginia filed an action in West Virginia state court against Pfizer and Ranbaxy, among others, that asserts claims and seeks relief on behalf of the State of West Virginia and residents of that state that are substantially similar to the claims asserted and the relief sought in the purported class actions described above.

•	Personal Injury Actions
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed type 2 diabetes purportedly as a result of the ingestion of Lipitor. Plaintiffs seek compensatory and punitive damages.
In February 2014, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Lipitor (Atorvastatin Calcium) Marketing, Sales Practices and Products Liability Litigation (No. II) MDL-2502) in the U.S. District Court for the District of South Carolina. Since 2016, certain cases in the Multi-District Litigation were remanded to certain state courts. In January 2017, the District Court granted our motion for summary judgment, dismissing substantially all of the remaining cases pending in the Multi-District Litigation. In January 2017, the plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Fourth Circuit. In June 2018, the U.S. Court of Appeals for the Fourth Circuit affirmed the District Court’s decision.
Viagra
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed melanoma and/or the exacerbation of melanoma purportedly as a result of the ingestion of Viagra. Plaintiffs seek compensatory and punitive damages.
In April 2016, the federal actions were transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In Re: Viagra (Sildenafil Citrate) Products Liability Litigation, MDL-2691) in the U.S. District Court for the Northern District of California. In December 2016, federal actions filed against Lilly and filed against both us and Lilly, were transferred for coordinated pre-trial proceedings to the Multi-District Litigation (In re: Viagra (Sildenafil Citrate) and Cialis (Tadalafil) Products Liability Litigation, MDL-2691).
Intravenous Solutions
Beginning in November 2016, purported class actions were filed in the U.S. District Court for the Northern District of Illinois against Hospira, Hospira Worldwide, Inc. and certain other defendants relating to intravenous saline solution. Plaintiffs seek to represent a class consisting of all persons and entities in the U.S. who directly purchased intravenous saline solution sold by any of the defendants from January 1, 2013 until the time the defendants’ allegedly unlawful conduct ceases. Plaintiffs allege that the defendants’ conduct restricts output and artificially fixes, raises, maintains and/or stabilizes the prices of intravenous saline solution sold throughout the U.S. in violation of federal antitrust laws. Plaintiffs seek treble damages (for themselves and on behalf of the putative classes) and an injunction against defendants for alleged price overcharges for intravenous saline solution in the U.S. since January 1, 2013. All of these actions have been consolidated in the U.S. District Court for the Northern District of Illinois. In July 2018, the District Court granted defendants’ motions to dismiss the consolidated amended complaint without prejudice. Plaintiffs filed a second amended complaint in September 2018. On February 3, 2017, we completed the sale of our global infusion systems net assets, HIS, which includes intravenous saline solution, to ICU Medical. The litigation is the subject of cross-claims for indemnification by both Pfizer and ICU Medical under the purchase agreement.
Hormone Therapy Consumer Class Action
A certified consumer class action is pending against Wyeth in the U.S. District Court for the Southern District of California based on the alleged off-label marketing of its hormone therapy products. The case was originally filed in December 2003. The class consists of California consumers who purchased Wyeth’s hormone-replacement products between January 1995 and January 2003 and who do not seek personal injury damages therefrom. The class seeks compensatory and punitive damages, including a full refund of the purchase price.
Eliquis
A number of individual and multi-plaintiff lawsuits have been filed against us and BMS in various federal and state courts pursuant to which plaintiffs seek to recover for personal injuries, including wrongful death, due to bleeding allegedly as a result of the ingestion of Eliquis. Plaintiffs seek compensatory and punitive damages.
In February 2017, the federal actions were transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In Re: Eliquis (Apixaban) Products Liability Litigation MDL-2754) in the U.S. District Court for the Southern District of New York. In July 2017, the District Court dismissed substantially all of the actions that were pending in the Multi-District Litigation. In August 2017, certain plaintiffs appealed the District Court’s dismissal to the U.S. Court of Appeals for the Second Circuit.
EpiPen
Beginning in February 2017, purported class actions were filed in various federal courts by indirect purchasers of EpiPen against Pfizer, and/or its affiliates King and Meridian, and/or various entities affiliated with Mylan N.V., and Mylan N.V. Chief Executive Officer, Heather Bresch. The plaintiffs in these actions seek to represent U.S. nationwide classes comprising persons or entities who paid for any portion of the end-user purchase price of an EpiPen between 2009 until the cessation of the defendants’ allegedly unlawful conduct. In August 2017, a similar lawsuit brought in the U.S. District Court for the District of New Jersey on behalf of a purported class of direct purchaser plaintiffs against Pfizer, King, Meridian and Mylan was voluntarily dismissed without prejudice. Against Pfizer and/or its affiliates, plaintiffs generally allege that Pfizer’s and/or its affiliates’ settlement of patent litigation regarding EpiPen delayed market entry of generic EpiPen in violation of federal antitrust laws and various state antitrust or consumer protection laws. At least one lawsuit also alleges that Pfizer and/or Mylan N.V. violated the federal Racketeer Influenced and Corrupt Organizations Act. Plaintiffs also filed various consumer protection and unjust enrichment claims against, and relating to conduct attributable solely to, Mylan Pharmaceuticals regarding EpiPen. Plaintiffs seek treble damages for alleged overcharges for EpiPen since 2009. In August 2017, the actions were consolidated for coordinated pre-trial proceedings in a Multi-District Litigation (In re: EpiPen (Epinephrine Injection, USP) Marketing, Sales Practices and Antitrust Litigation, MDL-2785) in the U.S. District Court for the District of Kansas with other EpiPen-related actions against Mylan N.V. and/or its affiliates to which Pfizer, King and Meridian are not parties.
Nexium 24HR and Protonix
A number of individual and multi-plaintiff lawsuits have been filed against Pfizer, certain of its subsidiaries and/or other pharmaceutical manufacturers in various federal and state courts alleging that the plaintiffs developed kidney-related injuries purportedly as a result of the ingestion of certain proton pump inhibitors. The cases against us involve Nexium 24HR and/or Protonix and seek compensatory and punitive damages and, in some cases, treble damages, restitution or disgorgement. In August 2017, the federal actions were ordered transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In re: Proton-Pump Inhibitor Products Liability Litigation (No. II)) in the U.S. District Court for the District of New Jersey.
Docetaxel

•	Personal Injury Actions
A number of lawsuits have been filed against Hospira and Pfizer in various federal and state courts alleging that plaintiffs who were treated with Docetaxel developed permanent hair loss. The significant majority of the cases also name other defendants, including the manufacturer of the branded product, Taxotere. Plaintiffs seek compensatory and punitive damages.
In October 2016, the federal cases were transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In re Taxotere (Docetaxel) Products Liability Litigation, MDL-2740) in the U.S. District Court for the Eastern District of Louisiana.

•	Mississippi Attorney General Government Investigation
In October 2018, the Attorney General of Mississippi filed a complaint in Mississippi state court against the manufacturer of the branded product and eight other manufacturers including Pfizer and Hospira, alleging, with respect to Pfizer and Hospira, a failure to warn about a risk of permanent hair loss in violation of the Mississippi Consumer Protection Act. The action seeks civil penalties and injunctive relief.
A3. Legal Proceedings––Commercial and Other Matters
Average Wholesale Price Litigation
Pfizer, certain of its subsidiaries and other pharmaceutical manufacturers were sued in various state courts by a number of states alleging that the defendants provided average wholesale price (AWP) information for certain of their products that was higher than the actual average prices at which those products were sold. The AWP is used to determine reimbursement levels under Medicare Part B and Medicaid and in many private-sector insurance policies and medical plans. All but one of those actions have been resolved through settlement, dismissal or final judgment. The plaintiff state, Illinois, in the one remaining action, claims that the alleged spread between the AWPs at which purchasers were reimbursed and the actual sale prices was promoted by the defendants as an incentive to purchase certain of their products. The action alleges, among other things, fraud and violation of the state’s unfair trade practices and consumer protection statutes and seeks monetary and other relief, including civil penalties and treble damages.

Monsanto-Related Matters
In 1997, Monsanto Company (Former Monsanto) contributed certain chemical manufacturing operations and facilities to a newly formed corporation, Solutia Inc. (Solutia), and spun off the shares of Solutia. In 2000, Former Monsanto merged with Pharmacia & Upjohn Company to form Pharmacia. Pharmacia then transferred its agricultural operations to a newly created subsidiary, named Monsanto Company (New Monsanto), which it spun off in a two-stage process that was completed in 2002. Pharmacia was acquired by Pfizer in 2003 and is a wholly-owned subsidiary of Pfizer.
In connection with its spin-off that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities related to Pharmacia’s former agricultural business. New Monsanto has defended and/or is defending Pharmacia in connection with various claims and litigation arising out of, or related to, the agricultural business, and has been indemnifying Pharmacia when liability has been imposed or settlement has been reached regarding such claims and litigation.
In connection with its spin-off in 1997, Solutia assumed, and agreed to indemnify Pharmacia for, liabilities related to Former Monsanto’s chemical businesses. As the result of its reorganization under Chapter 11 of the U.S. Bankruptcy Code, Solutia’s indemnification obligations relating to Former Monsanto’s chemical businesses are primarily limited to sites that Solutia has owned or operated. In addition, in connection with its spinoff that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities primarily related to Former Monsanto’s chemical businesses, including, but not limited to, any such liabilities that Solutia assumed. Solutia’s and New Monsanto’s assumption of, and agreement to indemnify Pharmacia for, these liabilities apply to pending actions and any future actions related to Former Monsanto’s chemical businesses in which Pharmacia is named as a defendant, including, without limitation, actions asserting environmental claims, including alleged exposure to polychlorinated biphenyls. Solutia and/or New Monsanto are defending Pharmacia in connection with various claims and litigation arising out of, or related to, Former Monsanto’s chemical businesses, and have been indemnifying Pharmacia when liability has been imposed or settlement has been reached regarding such claims and litigation.
Environmental Matters
In 2009, we submitted to the U.S. Environmental Protection Agency (EPA) a corrective measures study report with regard to Pharmacia’s discontinued industrial chemical facility in North Haven, Connecticut. In September 2010, our corrective measures study report was approved by the EPA, and we commenced construction of the site remedy in late 2011 under an Updated Administrative Order on Consent with the EPA.
Also, in 2009, we submitted a revised site-wide feasibility study with regard to Wyeth Holdings Corporation’s (formerly, American Cyanamid Company) discontinued industrial chemical facility in Bound Brook, New Jersey. In July 2011, Wyeth Holdings Corporation finalized an Administrative Settlement Agreement with the EPA and Order on Consent for Removal Action (the 2011 Administrative Settlement Agreement) with the EPA with regard to the Bound Brook facility. In May 2012, we completed construction of an interim remedy to address the discharge of impacted groundwater from that facility to the Raritan River. In September 2012, the EPA issued a final remediation plan for the Bound Brook facility’s main plant area, which is generally in accordance with one of the remedies evaluated in our revised site-wide feasibility study. In March 2013, Wyeth Holdings Corporation (now Wyeth Holdings LLC) entered into an Administrative Settlement Agreement and Order on Consent with the EPA to allow us to undertake detailed engineering design of the remedy for the main plant area and to perform a focused feasibility study for two adjacent lagoons. In September 2015, the U.S., on behalf of the EPA, filed a complaint and consent decree with the federal District Court for the District of New Jersey that allows Wyeth Holdings LLC to complete the design and to implement the remedy for the main plant area. In December 2015, the consent decree (which supersedes the 2011 Administrative Settlement Agreement) was entered by the District Court. We have accrued for the estimated costs of the site remedies for the North Haven and Bound Brook facilities. In September 2018, the EPA issued a final remediation plan for the two adjacent lagoons, which is generally in accordance with one of the remedies evaluated in our focused feasibility study.

We are a party to a number of other proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended, and other state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.
Contracts with Iraqi Ministry of Health
In October 2017, a number of United States service members, civilians, and their families brought a complaint in the Federal District Court for the District of Columbia against a number of pharmaceutical and medical devices companies, including Pfizer and certain of its subsidiaries, alleging that the defendants violated the United States Anti-Terrorism Act. The complaint alleges that the defendants provided funding for terrorist organizations through their sales practices pursuant to pharmaceutical and medical device contracts with the Iraqi Ministry of Health, and seeks monetary relief. In July 2018, the U.S. Department of Justice requested documents related to this matter, which are being provided.
Allergan Complaint for Indemnity
In August 2018, Pfizer was named as a defendant in a third-party complaint for indemnity, along with King, a Pfizer subsidiary, filed by Allergan Finance LLC (Allergan) in a Multi-District Litigation (In re National Prescription Opiate Litigation MDL 2804) in the U.S. District Court for the Northern District of Ohio. The lawsuit asserts claims for indemnity related to Kadian, which was owned for a short period by King in 2008, prior to Pfizer's acquisition of King in 2010. In December 2018, the District Court dismissed the lawsuit.
A4. Legal Proceedings––Government Investigations

Like other pharmaceutical companies, we are subject to extensive regulation by government agencies in the U.S., other developed markets and multiple emerging markets in which we operate. As a result, we have interactions with government agencies on an ongoing basis. Criminal charges, substantial fines and/or civil penalties, limitations on our ability to conduct business in applicable jurisdictions, corporate integrity or deferred prosecution agreements, as well as reputational harm and increased public interest in the matter could result from government investigations. In addition, in a qui tam lawsuit in which the government declines to intervene, the relator may still pursue a suit for the recovery of civil damages and penalties on behalf of the government. Among the investigations by government agencies are the matters discussed below.
Phenytoin Sodium Capsules
In 2012, Pfizer sold the U.K. Marketing Authorisation for phenytoin sodium capsules to a third party, but retained the right to supply the finished product to that third party. In May 2013, the U.K. Competition & Markets Authority (CMA) informed us that it had launched an investigation into the supply of phenytoin sodium capsules in the U.K. market. In August 2015, the CMA issued a Statement of Objections alleging that Pfizer and Pfizer Limited, a U.K. subsidiary, engaged in conduct that violates U.K. and EU antitrust laws. In December 2016, the CMA imposed a £84.2 million fine on Pfizer and Pfizer Limited. Pfizer appealed the CMA decision to The Competition Appeal Tribunal in February 2017. On June 7, 2018, the Competition Appeal Tribunal overturned the CMA decision as well as the associated fine. The CMA has appealed the judgment to the Court of Appeal.
Greenstone Investigations
Since July 2017, the U.S. Department of Justice’s Antitrust Division has been investigating our Greenstone generics business. We believe this is related to an ongoing antitrust investigation of the generic pharmaceutical industry. The government has been obtaining information from Greenstone. In April 2018, Greenstone received requests for information from the Antitrust Department of the Connecticut Office of the Attorney General. We have been providing information pursuant to these requests.
Subpoena relating to Manufacturing of Quillivant XR
In October 2018, we received a subpoena from the U.S. Attorney’s Office for the Southern District of New York seeking records relating to our relationship with another drug manufacturer and its production and manufacturing of drugs including, but not limited to, Quillivant XR. We are producing records pursuant to the subpoena.

Civil Investigative Demand relating to Meridian Medical Technologies
In February 2019, we received a civil investigative demand from the U.S. Attorney’s Office for the Southern District of New York (SDNY).  The civil investigative demand seeks records and information related to alleged quality issues involving the manufacture of auto-injectors at our Meridian site.  We will be producing records in response to this civil investigative demand.

Intravenous Solutions
See Note 17A5. Contingencies and Certain Commitments Legal Proceedings––Matters Resolved During 2018––Intravenous Solutions Government Investigation below for information regarding government investigations related to sales of intravenous solution products.
Contracts with Iraqi Ministry of Health
See Note 17A3. Contingencies and Certain Commitments: Legal Proceedings––Commercial and Other Matters––Contracts with Iraqi Ministry of Health above for information regarding U.S. government investigations related to contracts with the Iraqi Ministry of Health.
Docetaxel––Mississippi Attorney General Government Investigation
See Note 17A2. Contingencies and Certain Commitments: Legal Proceedings––Product Litigation––Docetaxel––Mississippi Attorney General Government Investigation above for information regarding a government investigation related to Docetaxel marketing practices.
A5. Legal Proceedings––Matters Resolved During 2018
During 2018, certain matters, including the matters discussed below, were resolved or were the subject of definitive settlement agreements or settlement agreements-in-principle.
Celebrex
Beginning in July 2014, purported class actions were filed in the U.S. District Court for the Eastern District of Virginia against Pfizer and certain subsidiaries of Pfizer relating to Celebrex. The plaintiffs sought to represent U.S. nationwide or multi-state classes consisting of persons or entities who directly purchased from the defendants, or indirectly purchased or reimbursed patients for some or all of the purchase price of, Celebrex or generic Celebrex from May 31, 2014 until the cessation of the defendants’ allegedly unlawful conduct. The plaintiffs alleged delay in the launch of generic Celebrex in violation of federal antitrust laws or certain state antitrust, consumer protection and various other laws as a result of Pfizer fraudulently obtaining and improperly listing a patent on Celebrex, engaging in sham litigation and prolonging the impact of sham litigation through settlement activity that further delayed generic entry. Each of the actions sought treble damages on behalf of the putative class for alleged price overcharges for Celebrex since May 31, 2014. In December 2014, the District Court granted the parties’ joint motions to consolidate the direct purchaser and end-payer cases, and all such cases were consolidated as of March 2015. In October 2014 and March 2015, we filed motions to dismiss the direct purchasers’ and end-payers’ amended complaints, respectively. In November 2015, the District Court denied in part and granted in part our motion to dismiss the direct purchasers’ amended complaint. In February 2016, the District Court denied in part and granted in part our motion to dismiss the end-payers’ amended complaint, and in August 2016, the District Court dismissed substantially all of the end-payers’ remaining claims. In February 2017, the District Court dismissed with prejudice all of the end-payers’ claims. In March 2017, the end-payers appealed the District Court’s order dismissing their claims with prejudice to the U.S. Court of Appeals for the Fourth Circuit. In August 2017, the District Court granted the direct purchasers’ motion for class certification. In November 2017, Pfizer and the direct purchasers entered into an agreement to resolve the direct purchasers’ class action for $94 million. In April 2018, the court approved the agreement. In November 2017, Pfizer and the end-payers entered into an agreement to resolve the claims of the end-payer plaintiffs on terms not material to Pfizer.
Subpoenas relating to Copayment Assistance Organizations
In December 2015 and July 2016, Pfizer received subpoenas from the U.S. Attorney’s Office for the District of Massachusetts requesting documents related to the Patient Access Network Foundation and other IRC 501(c)(3) organizations that provide financial assistance to Medicare patients. In May 2018, Pfizer entered into a civil settlement to resolve the matter. Pfizer paid $23.85 million to the United States, and entered into a five-year Corporate Integrity Agreement with the Office of the Inspector General of the Department of Health and Human Services.
Civil Investigative Demand relating to Pharmacy Benefit Managers
In March 2016, Pfizer received a civil investigative demand from the U.S. Attorney’s Office for the SDNY related to Pfizer’s contractual relationships with pharmacy benefit managers with respect to certain pharmaceutical products over the period from January 1, 2006 to the present. We have provided information to the government in response to this civil investigative demand. In July 2018, Pfizer was served with a qui tam complaint that appears to be related to the SDNY investigation. The complaint was unsealed following the government’s decision not to intervene in the case.
Intravenous Solutions Government Investigation
In April 2017, Pfizer, Hospira and two employees of Pfizer received grand jury subpoenas issued by the United States District Court for the Eastern District of Pennsylvania, in connection with an investigation by the U.S. Department of Justice, Antitrust Division. The subpoenas seek documents related to the sale, manufacture, pricing and shortages of intravenous solutions, including saline, as well as communications among industry participants regarding these issues. The Department of Justice investigation is also the subject of cross-claims for indemnification by both Pfizer and ICU Medical under the purchase agreement. In addition, in August 2015, the New York Attorney General issued a subpoena to Hospira for similar information. Hospira has produced records to the New York Attorney General and coordinated with ICU Medical to produce records to the U.S. Department of Justice. In December 2018, the U.S. Department of Justice informed Pfizer that it had closed its investigation.
B. Guarantees and Indemnifications
In the ordinary course of business and in connection with the sale of assets and businesses and other transactions, we often indemnify our counterparties against certain liabilities that may arise in connection with the transaction or that are related to events and activities prior to or following a transaction. If the indemnified party were to make a successful claim pursuant to the terms of the indemnification, we may be required to reimburse the loss. These indemnifications are generally subject to various restrictions and limitations. Historically, we have not paid significant amounts under these provisions and, as of December 31, 2018, the estimated fair value of these indemnification obligations was not significant.
In addition, in connection with our entry into certain agreements, our counterparties agree to indemnify us. For example, our collaboration agreement with EMD Serono, Inc. to co-promote Rebif in the U.S. expired at the end of 2015 and included certain indemnity provisions. Patent litigation brought by Biogen Idec MA Inc. against EMD Serono Inc. and Pfizer is pending in the U.S. District Court for the District of New Jersey and the United States Court of Appeals for the Federal Circuit. EMD Serono Inc. has acknowledged that it is obligated to satisfy any award of damages.
Pfizer Inc. has also guaranteed the long-term debt of certain companies that it acquired and that now are subsidiaries of Pfizer.
C. Certain Commitments

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As of December 31, 2018, we had agreements totaling $3.7 billion to purchase goods and services that are enforceable and legally binding and include amounts relating to advertising, information technology services, employee benefit administration services, and potential milestone payments deemed reasonably likely to occur.

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As of December 31, 2018, we have obligations to make guaranteed fixed annual payments over an eight-year period in connection with the U.S. and EU approvals for Besponsa ($422 million) and an obligation to make guaranteed fixed annual payments over a nine-year period for Bosulif ($240 million), both associated with R&D arrangements.

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As of December 31, 2018, in connection with the TCJA, we have an estimated $15 billion repatriation tax liability on accumulated post-1986 earnings of foreign subsidiaries for which we plan to elect, with the filing of our 2018 U.S. Federal Consolidated Income Tax Return, payment over eight years through 2026. The first installment, due in April 2019, is reported in Income taxes payable and the remaining installments are reported in Other taxes payable in our consolidated balance sheet as of December 31, 2018. Our obligations may vary as a result of changes in our uncertain tax positions and/or availability of attributes such as foreign tax and other credit carryforwards. See Note 5A for additional information.